Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
The Company’s condensed consolidated financial statements include its wholly-owned subsidiaries of Advanced Disposal Services South, Inc. and HW Star Holdings Corp. and their respective subsidiaries.
All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation
The Company’s consolidated financial statements include its wholly-owned subsidiaries of Advanced Disposal Services South, Inc. and HWStar Holdings Corp. and their respective subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
In conformity with accounting principles generally accepted in the United States of America, the Company uses estimates and assumptions that affect the amounts reported in these condensed consolidated financial statements and accompanying notes. The Company must make these estimates and assumptions because certain information that it uses is dependent on future events, cannot be calculated with a high degree of precision from data available or simply cannot be readily calculated based on generally accepted methodologies. In preparing the Company's financial statements, the more subjective areas that deal with the greatest amount of uncertainty relate to: accounting for long-lived assets, including recoverability; landfill development costs, final capping, closure and post-closure costs; valuation allowances for accounts receivable and deferred tax assets; liabilities for potential litigation; claims and assessments; liabilities for environmental remediation; stock compensation; accounting for goodwill and intangible asset impairments; deferred taxes; uncertain tax positions; self-insurance reserves; and estimates of the fair values of assets acquired and liabilities assumed in any acquisition. Actual results could differ materially from the estimates and assumptions that the Company uses in preparation of its financial statements.

Use of Estimates
In preparing its financial statements that conform with accounting principles generally accepted in the United States of America, the Company uses estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Company must make these estimates and assumptions because certain information is dependent on future events, cannot be calculated with a high degree of precision from data available or simply cannot be readily calculated based on generally accepted methodologies. In preparing its financial statements, the more subjective areas that deal with the greatest amount of uncertainty relate to accounting for long-lived assets, including recoverability, landfill development costs, and final capping, closure and post-closure costs, valuation allowances for accounts receivable and deferred tax assets, liabilities for potential litigation, claims and assessments, liabilities for environmental remediation, stock compensation, accounting for goodwill and intangible asset impairments, deferred taxes, uncertain tax positions, self-insurance reserves, and estimates of the fair values of assets acquired and liabilities assumed in any acquisition. Each of these items is discussed in more detail elsewhere in these Notes to the Consolidated Financial Statements. The Company's actual results may differ significantly from our estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents includes cash on hand, bank demand deposit accounts, and overnight sweep accounts. Cash equivalents include highly liquid investments with original maturities of three months or less when purchased.

Restricted Cash
Restricted Cash
Restricted cash consists of amounts held for landfill closure and post-closure financial assurance. The balances will fluctuate based on changes in statutory requirements, future deposits made to comply with contractual arrangements, ongoing use of funds for qualifying events or the acquisitions or divestitures of landfills.

Parts and Supplies Inventory
Parts and Supplies Inventory
Parts and supplies consist primarily of spare parts, fuel, tires, lubricants and processed recycled materials. Parts and supplies are stated at the lower of cost or market value utilizing an average cost method and are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Revenue Recognition
Revenue Recognition
The Company recognizes revenues as the services are provided. Revenue is recognized as waste is collected, as tons are received at the landfill or transfer stations, as recycled commodities are delivered to a customer, or as services are rendered to customers. Certain customers are billed and pay in advance and, accordingly, recognition of the related revenues is deferred until the services are provided. Revenues are reported net of applicable state landfill taxes.

Trade Receivables
Trade Receivables
The Company records trade receivables when billed or when services are performed, as they represent claims against third parties that will generally be settled in cash. The carrying value of receivables, net of the allowance for doubtful accounts, represents the estimated net realizable value. The Company estimates losses for uncollectible accounts based on an evaluation of the aged accounts receivable and the likelihood of collection of the receivable based on historical collection data and existing economic conditions. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances.

Insurance Reserves
Insurance Reserves
The Company uses a combination of insurance with high deductibles and self-insurance for various risks including workers compensation, vehicle liability, general liability and employee group health claims. The exposure for unpaid claims and associated expenses, including incurred but not reported losses, is estimated by factoring in pending claims and historical trends data and other actuarial assumptions. In estimating our claims liability, we analyze our historical trends, including loss development and apply appropriate loss development factors to the incurred costs associated with the claims. The discounted estimated liability associated with settling unpaid claims is included in accrued expenses and other long-term liabilities in the consolidated balance sheets.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, accounts receivable and derivative instruments. The Company maintains cash and cash equivalents with banks that at times exceed applicable insurance limits. The Company reduces its exposure to credit risk by maintaining such deposits with high quality financial institutions. The Company has not experienced any losses in such accounts.
The Company generally does not require collateral on its trade receivables. Credit risk on accounts receivable is minimized as a result of the large and diverse nature of the Company’s customer base and its ability to discontinue service, to the extent allowable, to non-paying customers.

Asset Impairments
Asset Impairments
The Company monitors the carrying value of its long-lived assets for potential impairment and test the recoverability of such assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. These events or changes in circumstances, including management decisions pertaining to such assets, are referred to as impairment indicators. Typical indicators that an asset may be impaired include (i) a significant adverse change in legal factors in the business climate, (ii) an adverse action or assessment by a regulator, and (iii) a significant adverse change in the extent or manner in which a long-lived asset is being utilized or in its physical condition. If an impairment indicator occurs, the Company performs a test of recoverability by comparing the carrying value of the asset or asset group to its undiscounted expected future cash flows. If cash flows cannot be separately and independently identified for a single asset, the Company will determine whether an impairment has occurred for the asset group for which it can identify the projected cash flows. If the carrying values are in excess of undiscounted expected future cash flows, the Company measures any impairment by comparing the fair value of the asset or asset group to its carrying value. Fair value is generally determined by considering (i) internally developed discounted projected cash flow analysis of the asset or asset group; (ii) third-party valuations; and/or (iii) information available regarding the current market for similar assets. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying value exceeds the fair value of the asset.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost, less accumulated depreciation. Expenditures for major additions and improvements are capitalized and maintenance activities are expensed as incurred. When property and equipment are retired, sold, or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the results of operations. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. Depreciation expense is calculated using the straight-line method over the estimated useful lives or the lease term, whichever is shorter. Estimated useful lives are as follows:

Years
Vehicles	5–10
Machinery and equipment	3–10
Containers	5–15
Furniture and fixtures	5–7
Building and improvements	5–39

Leases
Leases
The Company leases property and equipment in the ordinary course of its business. The most significant lease obligations are for property and equipment specific to the waste industry, including real property operated as landfills and transfer stations. The Company's leases have varying terms. Some may include renewal or purchase options, escalation clauses, restrictions, penalties or other obligations that are considered in determining minimum lease payments. The leases are classified as either operating leases or capital leases, as appropriate.
The majority of the Company's leases are operating leases. This classification generally can be attributed to either (i) relatively low fixed minimum lease payments as a result of real property lease obligations that vary based on the volume of waste we receive or process or (ii) minimum lease terms that are much shorter than the assets’ economic useful lives. The Company expects that in the normal course of business, its operating leases will be renewed, replaced by other leases, or replaced with fixed asset expenditures. The Company's rent expense during each of the last three years and its future minimum operating lease payments for each of the next five years for which it is contractually obligated as of December 31, 2015 is disclosed in Note 14.
Assets under capital leases are capitalized using interest rates determined at the inception of each lease and are amortized over the lesser of the useful life of the asset or the lease term, as appropriate, on a straight-line basis. The present value of the related lease payments is recorded as a debt obligation.
From an operating perspective, landfills that are leased are similar to landfills the Company owns because generally the Company owns the landfill’s operating permit and will operate the landfill for the entire lease term, which in many cases is the life of the landfill. As a result, the Company's landfill leases are generally capital leases. For landfill capital leases that provide for minimum contractual rental obligations, the Company records the present value of the minimum obligation as part of the landfill asset, which is amortized on a units-of-consumption basis over the shorter of the lease term or the life of the landfill.

Landfill Accounting
Landfill Accounting
Costs Basis of Landfill Assets — Landfills are typically developed in a series of cells, each of which is constructed, filled and capped in sequence over the operating life of the landfill. When the final cell is filled and the operating life of the landfill is completed, the cell must be capped and then closed and post-closure care and monitoring activities begin. Capitalized landfill costs include expenditures for land (which includes the land of the landfill footprint and landfill buffer property and setbacks) and related airspace associated with the permitting, development and construction of new landfills, expansions at existing landfills, landfill gas systems and landfill cell development. Landfill permitting, development and construction costs represent direct costs related to these activities, including land acquisition, engineering, legal and construction. These costs are deferred until all permits are obtained and operations have commenced at which point they are capitalized and amortized. If necessary permits are not obtained, costs are charged to operations. The cost basis of our landfill assets also includes asset retirement costs, which represent estimates of future costs associated with landfill final capping, closure and post-closure activities.
Final Capping, Closure and Post-Closure Costs — The following is a description of the Company's asset retirement activities and related accounting:
Final Capping — Includes installing flexible membrane and geosynthetic clay liners, drainage and compact soil layers, and topsoil, and is constructed over an area of the landfill where total airspace capacity has been consumed and waste disposal operations have ceased. These final capping activities occur in phases as needed throughout the operating life of a landfill as specific areas are filled to capacity and the final elevation for that specific area is reached in accordance with the provisions of the operating permit. Final capping asset retirement obligations are recorded on a units-of-consumption basis as airspace is consumed related to the specific final capping event with a corresponding increase in the landfill asset. Each final capping event is accounted for as a discrete obligation and recorded as an asset and a liability based on estimates of the discounted cash flows and capacity associated with each final capping event.
Closure and post-closure — These activities involve methane gas control, leachate management and groundwater monitoring, surface water monitoring and control, and other operational and maintenance activities that occur after the site ceases to accept waste. The post-closure period generally runs for 30 years or longer after final site closure for landfills. Landfill costs related to closure and post-closure are recorded as an asset retirement obligation as airspace is consumed over the life of the landfill with a corresponding increase in the landfill asset. Obligations are recorded over the life of the landfill based on estimates of the discounted cash flows associated with performing the closure and post-closure activities.
The Company annually updates its estimates for these obligations considering the respective State regulatory requirements, input from our internal engineers, operations, accounting personnel and external consulting engineers. The closure and post-closure requirements are established under the standards of the U.S. Environmental Protection Agency’s Subtitle D regulations as implemented and applied on a state-by-state basis. These estimates involve projections of costs that will be incurred as portions of the landfill are closed and during the post-closure monitoring period.
Capping, closure and post-closure costs are estimated assuming such costs would be incurred by a third party contractor in present day dollars and are inflated by the 25-year average change in the historical Consumer Price Index ("CPI") (consistent historical rate which agrees to historical CPI per government website of 2.50% from 1990 to 2015) to the time periods within which it is estimated the capping, closure and post-closure costs will be expended. The Company discounts these costs to present value using the credit-adjusted, risk-free rate effective at the time an obligation is incurred, consistent with the expected cash flow approach. Any change that results in an upward revision to the estimated cash flows are treated as a new liability and discounted at the current rate while downward revisions are discounted at the historical weighted-average rate of the recorded obligation. As a result, the credit-adjusted, risk-free discount rate used to calculate the present value of an obligation is specific to each individual asset retirement obligation. The range of rates utilized within the calculation of the asset retirement obligations at December 31, 2015 is between 6.4% and 10.5%.
The Company records the estimated fair value of the final capping, closure and post-closure liabilities for its landfills based on the capacity consumed in the current period. The fair value of the final capping obligations is developed based on the Company’s estimates of the airspace consumed to date for each final capping event and the expected timing of each final capping event. The fair value of closure and post-closure obligations is developed based on the Company’s estimates of the airspace consumed to date for the entire landfill and the expected timing of each closure and post-closure activity. Because these obligations are measured at estimated fair value using present value techniques, changes in the estimated cost or timing of future final capping, closure and post-closure activities could result in a material change in these liabilities, related assets and results of operations. The Company assesses the appropriateness of the estimates used to develop our recorded balances annually, or more often if significant facts change.
Changes in inflation rates or the estimated costs, timing or extent of future final capping, closure and post-closure activities typically result in both (i) a current adjustment to the recorded liability and landfill asset; and (ii) a change in liability and asset amounts to be recorded prospectively over either the remaining capacity of the related discrete final capping event or the remaining permitted and expansion airspace (as defined below) of the landfill. Any changes related to the capitalized and future cost of the landfill assets are then recognized in accordance with the Company's amortization policy, which would generally result in amortization expense being recognized prospectively over the remaining capacity of the final capping event or the remaining permitted and expansion airspace of the landfill, as appropriate. Changes in such estimates associated with airspace that has been fully utilized result in an adjustment to the recorded liability and landfill assets with an immediate corresponding adjustment to landfill airspace amortization expense.
Interest accretion on final capping, closure and post-closure liabilities is recorded using the effective interest method and is recorded in operating expenses in the consolidated statements of operations.
Amortization of Landfill Assets — The amortizable basis of a landfill includes (i) amounts previously expended and capitalized; (ii) capitalized and projected landfill final capping, closure and post-closure costs; (iii) projections of future acquisition and development costs required to develop the landfill site to its remaining permitted and expansion capacity; and (iv) land underlying both the footprint of the landfill and the surrounding required setbacks and buffer land.
Amortization is recorded on a units-of-consumption basis, applying expense as a rate per ton. The rate per ton is calculated by dividing each component of the amortizable basis of a landfill by the number of tons needed to fill the corresponding asset’s airspace. For landfills that the Company does not own, but operates through operating or lease arrangements, the rate per ton is calculated based on expected capacity to be utilized over the lesser of the contractual term of the underlying agreement or the life of the landfill.

Landfill site costs are depleted to zero upon final closure of a landfill. The Company develops its estimates of the obligations using input from its operations personnel, engineers and accountants. The obligations are based upon interpretation of current requirements and proposed regulatory changes and are intended to approximate fair value. The estimate of fair value is based upon present value techniques using historical experience and, where available, quoted or actual market prices paid for similar work.
The determination of airspace usage and remaining airspace is an essential component in the calculation of landfill asset depletion. This estimation is performed by conducting periodic topographic surveys, using aerial survey techniques, of the Company’s landfill facilities to determine remaining airspace in each landfill. The surveys are reviewed by the Company’s external consulting engineers, internal operating staff, and its management, financial and accounting staff.
Remaining airspace will include additional “deemed permitted” or unpermitted expansion airspace if the following criteria are met:

(1)	The Company must either own the property for the expansion or have a legal right to use or obtain property to be included in the expansion plan;

(2)	Conceptual design of the expansion must have been completed;

(3)
Personnel are actively working to obtain land use and local and state approvals for an expansion of an existing landfill and the application for expansion must reasonably be expected to be received within the normal application and processing time periods for approvals in the jurisdiction in which the landfill is located;

(4)	There are no known significant technical, community, business, or political restrictions or similar issues that would likely impair the success of the expansion; and

(5)	Financial analysis has been completed and the results demonstrate that the expansion has a positive financial and operational impact.
Senior management must have reviewed and approved all of the above. Of the Company's 39 active landfills, fifteen include deemed permitted airspace at December 31, 2015.
Upon successful meeting of the preceding criteria, the costs associated with developing, constructing, closing and monitoring the total additional future capacity are considered in the calculation of the amortization and closure and post-closure rates.
Once expansion airspace meets these criteria for inclusion in the Company’s calculation of total available disposal capacity, management continuously monitors each site’s progress in obtaining the expansion permit. If at any point it is determined that an expansion area no longer meets the required criteria, the deemed expansion airspace is removed from the landfill’s total available capacity, and the rates used at the landfill to amortize costs to acquire, construct, close and monitor the site during the post-closure period are adjusted prospectively. In addition, any amounts related to the probable expansion are charged to expense in the period in which it is determined that the criteria are no longer met.
Once the remaining permitted and expansion airspace is determined in cubic yards, an airspace utilization factor (“AUF”) is established to calculate the remaining permitted and expansion capacity in tons. The AUF is established using the measured density obtained from previous annual surveys and is then adjusted to account for future settlement. The amount of settlement that is forecasted will take into account several site-specific factors including: current and projected mix of waste type, initial and projected waste density, estimated number of years of life remaining, depth of underlying waste, anticipated access to moisture through precipitation or recirculation of landfill leachate and operating practices. In addition, the initial selection of the AUF is subject to a subsequent multi-level review by our engineering group, and the AUF used is reviewed on a periodic basis and revised as necessary. The Company's historical experience generally indicates that the impact of settlement at a landfill is greater later in the life of the landfill when the waste placed at the landfill approaches its highest point under the permit requirements.
After determining the costs and remaining permitted and expansion capacity at each of its landfills, the Company determines the per ton rates that will be expensed as waste is received and deposited at the landfill by dividing the costs by the corresponding number of tons. The Company calculates per ton amortization rates for each landfill for assets associated with each final capping event, for assets related to closure and post-closure activities and for all other costs capitalized or to be capitalized in the future. These rates per ton are updated annually, or more often, as significant facts change.
It is possible that the Company’s estimates or assumptions could ultimately be significantly different from actual results. In some cases the Company may be unsuccessful in obtaining an expansion permit or the Company may determine that an expansion permit that it previously thought was probable has become unlikely. To the extent that such estimates, or the assumptions used to make those estimates, prove to be significantly different than actual results, or the belief that the Company will receive an expansion permit changes adversely in a significant manner, the costs of the landfill, including the costs incurred in the pursuit of the expansion, may be subject to impairment testing and lower profitability may be experienced due to higher amortization rates, higher capping, closure and post-closure rates, and higher expenses or asset impairments related to the removal of previously included expansion airspace.
The assessment of impairment indicators and the recoverability of the Company's capitalized costs associated with landfills and related expansion projects require significant judgment due to the unique nature of the waste industry, the highly regulated permitting process and the estimates involved. During the review of a landfill expansion application, a regulator may initially deny the expansion application although the permit is ultimately granted. In addition, the Company may periodically divert waste from one landfill to another to conserve remaining permitted landfill airspace, or a landfill may be required to cease accepting waste, prior to receipt of the expansion permit. However, such events occur in the ordinary course of business in the waste industry and do not necessarily result in an impairment of the landfill assets because, after consideration of all facts, such events may not affect the belief that the Company will ultimately obtain the expansion permit.

Capitalized Interest		Capitalized Interest The Company capitalizes interest on certain projects under development, including landfill construction projects.
Derivative Financial Instruments
Derivative Financial Instruments
The Company uses interest rate caps to manage interest rate risk on its variable rate debt. The Company uses commodity futures contracts as an economic hedge to reduce the exposure of changes in diesel fuel and natural gas prices. The instruments qualifying for hedge accounting treatment have been designated as cash flow hedges for accounting purposes with changes in fair value, to the extent effective, recognized in accumulated other comprehensive income within the equity section of the consolidated balance sheets. Amounts are reclassified into earnings when the forecasted transaction affects earnings. Any ineffectiveness for those instruments that do not qualify for hedge accounting, the amount of ineffectiveness or change in market value, respectively is recognized into earnings immediately without offset. The commodity futures contracts do not qualify for hedge accounting and as such changes in fair value are recognized in other (expense) income, net in the consolidated statements of operations. The fair values of the derivatives are included in other current or long-term assets or other current or long term liabilities as appropriate. The Company obtains current valuations of its commodity futures contracts and interest rate caps based on quotes received from financial institutions that trade these contracts and a current forward fixed price swap curve, respectively.

Debt Issuance Costs
Debt Issuance Costs
The costs related to the issuance of debt are deferred and recorded as a reduction to the carrying value of debt and amortized to interest expense using the effective interest method.
During fiscal 2014 and 2013, the Company refinanced its Term B Loan and the transaction was accounted for as a modification of debt.

Acquisitions
Acquisitions
The Company recognizes assets acquired and liabilities assumed in business combinations, including contingent assets and liabilities, based on fair values as of the date of acquisition. Any excess of purchase price over the fair value of the net assets acquired is recorded as goodwill.
In certain acquisitions, the Company agrees to pay additional amounts to sellers contingent upon achievement by the acquired businesses of certain negotiated goals, such as targeted revenue levels, targeted disposal volumes or the issuance of permits for expanded landfill airspace. The Company has recognized liabilities for these contingent obligations based on their estimated fair value at the date of acquisition with any differences between the acquisition date fair value and the ultimate settlement of the obligations being recognized as an adjustment to income from operations.
Assets and liabilities arising from contingencies such as pre-acquisition environmental matters and litigation are recognized at their acquisition date fair value when their respective fair values can be determined. If the fair values of such contingencies cannot be determined, the Company reports provisional amounts for which the accounting is incomplete.
Acquisition date fair value estimates are revised as necessary and accounted for as an adjustment to the purchase accounting balances prior to the close of the purchase accounting window. If the purchase accounting window has closed, these estimates are accounted for as adjustments to income from operations if, and when, additional information becomes available to further define and quantify assets acquired and liabilities assumed. All acquisition-related transaction costs have been expensed as incurred.

Goodwill
Goodwill
Goodwill is the excess of the purchase price over the fair value of the net identifiable assets of acquired businesses. The Company does not amortize goodwill. Goodwill is subject to at least an annual assessment for impairment by evaluating quantitative factors.
The Company performs a quantitative assessment or two-step impairment test to determine whether a goodwill impairment exists at a reporting unit. The reporting units are equivalent to the Company’s segments and when an individual business within an integrated operating segment is divested, goodwill is allocated to that business based on its fair value relative to the fair value of its operating segment. The Company compares the fair value with its carrying amount to determine if there is potential impairment of goodwill. If the carrying value exceeds estimated fair value, there is an indication of potential impairment and the second step is performed to measure the amount of impairment. Fair value is estimated using an equal weighting between a market approach and an income approach based on forecasted cash flows. Fair value computed via this method is arrived at using a number of factors, including projected future operating results, economic projections, anticipated future cash flows and comparable marketplace data. There are inherent uncertainties related to these factors and applying them to this analysis. However, the Company believes that this method provides a reasonable approach to estimating the fair value of its reporting units.
The Company performs its annual assessment as of December 31 of each year. The impairment test indicated the fair value of each reporting unit exceeded the carrying value. If the Company does not achieve its anticipated disposal volumes, our collection or disposal rates decline, costs or capital expenditures exceed forecasts, costs of capital increase, or the Company does not receive landfill expansions, the estimated fair value could decrease and potentially result in an impairment charge in the future. Refer to Note 4 for information regarding impairment charges recorded in connection with discontinued operations.

Intangible Assets, Net
Intangible Assets, Net
Intangible assets are stated at cost less accumulated amortization and consist of noncompete agreements, tradenames, customer contracts and customer lists and are amortized over their estimated useful lives. The carrying values of intangibles are periodically reviewed by the Company to determine if the facts and circumstances suggest that they may be impaired. If the carrying value exceeds estimated fair value, an impairment charge would be recognized in the amount of the excess. Fair value is typically estimated using an income approach for the respective asset, as described above.

Income Taxes
Income Taxes
The Company is subject to income tax in the United States. Current tax obligations associated with the provision for income taxes are reflected in the accompanying consolidated balance sheets as a component of accrued expenses and the deferred tax obligations are reflected in deferred income tax asset or liability. Deferred income taxes arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred income taxes are classified as noncurrent as discussed in "New Accounting Standards" below. Significant judgment is required in assessing the timing and amounts of deductible and taxable items. The Company establishes reserves for uncertain tax positions, when despite its belief that its tax return positions are fully supportable, the Company believes that certain positions may be challenged and potentially disallowed. When facts and circumstances change, the Company adjusts these reserves through its provision for income taxes. To the extent interest and penalties may be assessed by taxing authorities on any underpayment of income tax, such amounts have been accrued and are classified as a component of tax expense in the consolidated statements of operations.

Contingencies
Contingencies
The Company is subject to various legal proceedings, claims and regulatory matters, the outcomes of which are subject to significant uncertainty. In general, the Company determines whether to disclose or accrue for loss contingencies based on an assessment of whether the risk of loss is remote, reasonably possible or probable, and whether it can be reasonably estimated. The Company assesses its potential liability relating to litigation and regulatory matters based on information available. The Company develops its assessment based on an analysis of possible outcomes under various strategies. The Company accrues for loss contingencies when such amounts are probable and reasonably estimable. If a contingent liability is only reasonably possible, the Company discloses the potential range of the loss, if estimable.

New Accounting Standards
Recently Issued Accounting Standards
In March 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-09, Compensation - Stock Compensation (Topic 718), which simplifies the accounting for employee stock-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The standard is effective for fiscal years beginning after December 31, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the timing of the adoption and the potential impact this guidance may have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which will require lessees to recognize most leases on their balance sheets as a right-of-use asset with a corresponding lease liability, and lessors to recognize a net lease investment. Additional qualitative and quantitative disclosures will also be required to increase transparency and comparability among organizations. This standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption of the standard is permitted, however; the Company does not expect to early adopt the ASU. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented. While the Company is still assessing the impact of this standard, it does not believe this standard will have a material impact on the Company's financial condition, results of operations or liquidity.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which supersedes previous revenue recognition guidance. The new standard requires that a company recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the company expects to receive in exchange for those goods or services. Companies will need to use more judgment and estimates than under the guidance currently in effect, including estimating the amount of variable revenue to recognize over each identified performance obligation. Additional disclosures will be required to help users of financial statements understand the nature, amount and timing of revenue and cash flows arising from contracts. In July 2015, the FASB approved a one-year deferral of the effective date. This standard will now become effective for the Company beginning with the first quarter 2018 and can be adopted either retrospectively to each prior reporting period presented or as a cumulative effect adjustment as of the date of adoption. The Company is currently evaluating the impact of adopting this new guidance on the consolidated financial statements and has not selected a transition method.

New Accounting Standards
In November 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-17 Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes, requiring all deferred tax assets and liabilities, and any related valuation allowance, to be classified as non-current on the balance sheet. The classification change for all deferred taxes as non-current simplifies entities’ processes as it eliminates the need to separately identify the net current and net non-current deferred tax asset or liability in each jurisdiction and allocate valuation allowances. For a public entity, the amendments in this update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted for financial statements not previously issued. The Company elected to prospectively adopt the accounting standard in the beginning of the fourth quarter of fiscal 2015. Prior periods in the Consolidated Financial Statements were not retrospectively adjusted.
In August 2015, the FASB issued ASU No. 2015-15, "Interest - Imputation of Interest (Sub-Topic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements". Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. As with ASU No. 2015-03, for a public entity, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early application is permitted for financial statements that have not been previously issued. The standard should be adopted retrospectively to each prior reporting period presented and adjusted to reflect the period-specific effects of applying the new guidance. The Company elected to adopt the accounting standard in the beginning of the fourth quarter of fiscal 2015. Prior periods in the Consolidated Financial Statements were not impacted by the adoption of this standard.
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest, which changes the financial statement presentation of debt issuance costs to be a direct reduction to long-term debt, rather than presented as a long-term asset. The amortization of debt issuance costs will continue to be included in interest expense. This standard is effective for annual reporting periods beginning after December 15, 2015 with early adoption permitted. The Company elected to adopt the accounting standard in the beginning of the fourth quarter of fiscal 2015. Prior periods in the Consolidated Financial Statements have been retrospectively adjusted.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which supersedes previous revenue recognition guidance. The new standard requires that a company recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the company expects to receive in exchange for those goods or services. Companies will need to use more judgment and estimates than under the guidance currently in effect, including estimating the amount of variable revenue to recognize over each identified performance obligation. Additional disclosures will be required to help users of financial statements understand the nature, amount and timing of revenue and cash flows arising from contracts. In July 2015, the FASB approved a one-year deferral of the effective date. This standard will now become effective for the Company beginning with the first quarter 2018 and can be adopted either retrospectively to each prior reporting period presented or as a cumulative effect adjustment as of the date of adoption. The Company is currently evaluating the impact of adopting this new guidance on the consolidated financial statements.

Fair Value Measurement
As a basis for considering assumptions, the fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	Observable inputs such as quoted prices in active markets;

Level 2	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Assets and liabilities measured at fair value are based on one or more of three valuation techniques noted in the guidance. The three valuation techniques are as follows:
Market approach
Prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities;
Cost approach
Amount that would be required to replace the service capacity of an asset (i.e., replacement cost); and;
Income approach
Techniques to convert future amounts to a single present amount are based on market expectations (including present value techniques, option-pricing models, and lattice models).

The Company’s financial assets and liabilities recorded at fair value on a recurring basis include derivative instruments and certain investments included in cash equivalent money market funds. The Company’s fuel derivative instruments and interest rate caps are recorded at their estimated fair values based on quotes received from financial institutions that trade these contracts and a current forward fixed price swap curve, respectively. The Company verifies the reasonableness of these quotes using similar quotes from another financial institution as of each date for which financial statements are prepared. For the Company’s fuel derivative instruments, the Company also considers the Company's and counterparty’s credit worthiness in its determination of the fair value measurement of these instruments in a net liability position. The Company’s restricted cash measured at fair value is invested primarily in U.S. government and agency securities.
All instruments were valued using the market approach. The Company's interest rate caps are valued using a third-party pricing model that incorporates information about LIBOR yield curves, which is considered observable market data, for each instrument’s respective term. Counterparties to the Company's interest rate caps are financial institutions who participate in the term B loan. Valuations of those interest rate caps may fluctuate significantly from period to period due to volatility in valuation interest rates which are driven by market conditions and the scheduled maturities of the caps.